Investment Objectives and Goals - MIG Core ETF	Feb. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – MIG Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MIG Core ETF (the “Fund”) seeks to provide long-term capital appreciation.